Long Term Investments (Tables)	12 Months Ended
Jun. 30, 2019
Long Term Investment [Abstract]
Schedule of cost method investment and equity method investments

	As of June 30,
	2019	2018
Cost method investment
CLPS Lihong Financial Information Services Co., Ltd. ("CLPS Lihong", formerly Lihong Financial Information Services Co., Ltd.)	$-	151,124

Equity method investments
Huanyu	-	142,590
CLPS Lihong	844,643	-
Economic Modeling Information Technology Co., Ltd. ("EMIT")	69,363	-
Total	$914,006	$293,714